Shareholders' Equity	12 Months Ended
Jun. 30, 2023
Shareholders' Equity

17. Shareholders’ Equity

Share capital and share premium

The share capital of the Group is represented by common shares with a nominal value of ARS 10 per share and one vote each.

On April 12, 2021, the Company announced the launch of its public offering of shares for up to 80 million shares (or its equivalent 8 million GDS) and 80 million warrants to subscribe for new common shares, to registered holders as of April 16, 2021. Each common share right entitles its holder to subscribe for 0.1382465082 new common shares and to receive free of charge, for each new common share that it purchases pursuant to this offering, one warrant to purchase one additional common share. The final subscription price for the new shares was ARS 58.35 or USD 0.36 and for the new GDS it was USD 3.60. The new shares, registered, of ARS 1 (one peso) of par value each and with the right to one vote per share gives the right to receive dividends under the same conditions as the current shares in circulation.

The 80,000,000 new shares (or its equivalent 8 million GDS) offered were totally subscribed.

Likewise, 80,000,000 warrants were issued that will entitle the holders through their exercise to acquire up to 80 million additional new shares. The exercise price of the warrants is USD 0.432. The warrants may be exercised quarterly from the 90th day of their issuance on the 17th to the 25th (inclusive) of the months of February, May, September, and November of each year on the business day prior to maturity and on the date of maturity (if dates are business days in the city of New York and in the Autonomous City of Buenos Aires) until their expiration 5 years from the date of issue. These warrants have been considered as equity instruments.

The Company received all the funds in the amount of USD 28.8 million and issued the new shares, increasing the capital stock to 658,676,460 shares.

By Extraordinary Shareholders’ Meeting dated December 22, 2021, an increase of the capital stock of the company was approved, as a result of the merger by absorption with IRSA Propiedades Comerciales S.A. in the amount of ARS 152,158,215 through the issuance of 152,158,215 common shares of ARS 1 par value each and one vote per share.

By Extraordinary Shareholders’ Meeting dated April 27, 2023, an increase of the capital stock of the company was approved to the sum of ARS 7,364 million and the subsequent issuance and distribution of new shares to the shareholders of the settlement date, according to their equity interest. Additionally, the change in the nominal value of the shares was approved from ARS 1 to ARS 10.

As of June 30, 2023, the total number of shares issued by the Company amounts to 811,137,457 shares. On September 13, 2023, the procedure for the increase of 6,552,405,000 shares and the change in the nominal value of the shares to the sum of ARS 10 was approved before the Registration and Control Management of the National Securities Commission.

Treasury shares

On March 11, 2022, the IRSA Board of Directors approved the shares buyback program issued by the Company and established the terms and conditions for the acquisition of shares issued by the Company, under the terms of Article 64 of Law No. 26,831 and the regulations of the CNV, for up to a maximum amount of ARS1,000 million and up to 10% of the capital stock, up to a daily limit of up to 25% of the average volume of daily transactions experienced by the Company's shares, jointly in the listed markets, during the previous 90 business days, and up to a maximum price of USD 7 per ADS and ARS 140 per share. Likewise, the buyback term was set at up to 120 days, beginning the day following the date of publication of the information in the Daily Bulletin of the Buenos Aires Stock Exchange.

On July 12, 2022, the Board of Directors extended, for a period of 120 (one hundred twenty) days from the day following the publication date of the information in the Daily Bulletin of the Buenos Aires Stock Exchange (“BCBA”), the share buyback program that was approved by resolution of the management body on March 11, 2022. The remaining terms and conditions set for the acquisition of the company's shares, which were duly communicated to the investing public, remain in effect.

On September 21, 2022, the Company announced the completion of the share buyback program, having acquired the equivalent of 9,419,623 ordinary shares, which represent approximately 99.51% of the approved program and 1.16% of the share capital.

On June 15, 2023, the Board of Directors of IRSA approved a new program for the repurchase of securities issued by the Company and established the terms and conditions for the acquisition of its own shares, under the terms of Article 64 of Law No. 26,831 and the regulations of the CNV. This is for up to a maximum amount of ARS 5,000 million and up to 10% of the share capital, with a daily limit of up to 25% of the average transaction volume experienced by the Company's shares, jointly on the markets where it is listed, during the previous 90 business days, and up to a maximum price of USD 8 per GDS and ARS 425 per share. Additionally, the buyback period was set to up to 180 days, starting the day after the publication date of the information in the Daily Bulletin of the Buenos Aires Stock Exchange.

During the current fiscal year, the Company acquired 1,263,435 ordinary shares (N.V. ARS 1 per share) for a total of ARS 506 million, representing 10.11% of the program approved on June 15, 2023. The amounts are expressed in the currency at the time of acquisition. As of the issuance date of these consolidated financial statements, no deadline has been set for the disposal of the acquired shares.

Inflation adjustment of share capital and treasury shares

The inflation adjustment related to share capital is allocated to an inflation adjustment account that forms part of shareholders' equity. The balance of this account could be applied only towards the issuance of common stock to shareholders of the Company.

Warrants

Common stock purchase options (warrants), issued by IRSA with common shares during the fiscal year and treated as equity instruments, are recorded as a separate component of the equity and are measured at cost; represented by fair value on the issue date using the Black-Scholes pricing model, which incorporates certain inputs assumptions, including shares price and volatility, risk-free interest rate, and warrant maturity.

At the time of the exercise of the warrants by the holders, the warrants are transferred to share capital for the nominal value of the issued shares and the difference with the product is recognized in the share premium.

Legal reserve

According to Law N° 19,550, 5% of the profit of the year is destined to the constitution of a legal reserve until it reaches the legal capped amount (20% of total capital). This legal reserve is not available for dividend distribution and can only be released to absorb losses. The Group has not reached the legal limit of this reserve.

Special reserve Resolution CNV 609/12 - Retained earnings

The CNV, through General Ruling N° 562/9 and 576/10, has provided for the application of Technical Resolutions N° 26 and 29 of the FACPCE, which adopt the IFRS, as issued by the IASB, for companies subject to the public offering regime ruled by Law 17,811, due to the listing of their shares or corporate notes, and for entities that have applied for authorization to be listed under the mentioned regime. The Group has applied IFRS, as issued by the IASB, for the first time in the year beginning July 1st, 2012, being its transition date July 1st, 2011. Pursuant to CNV General Ruling N° 609/12, the Company set up a special reserve reflecting the positive difference between the balance of retained earnings disclosed in the first Financial Statements prepared according to IFRS and the balance of retained earnings disclosed in the last Financial Statements prepared in accordance with previously effective accounting standards. The reserve recorded amounted to ARS 395, which as of June 30, 2017 were fully used to absorb the negative balances in the retained earnings account. During the fiscal year ended June 30, 2017, the Company’s Board of Directors decided to change the accounting policy of investment property from the cost method to the fair value method, as allowed by IAS 40.

Special reserve

The Ordinary and Extraordinary General Meeting of Shareholders on October 31, 2017 constituted a special reserve which was subsequently utilized to absorb losses and as of June 30, 2023 amounts to ARS 31,109.

Additional paid-in capital from treasury shares

Upon sale of treasury shares, the difference between the net realizable value of the treasury shares sold and the acquisition cost will be recognized, whether it is a gain or a loss, under the non-capitalized contribution account and will be known as “Treasury shares trading premium”.

Dividends

On October 26, 2020, our shareholders held an Ordinary and Extraordinary Meeting and approved an in kind dividend distribution equivalent to ARS 484 million (representative of ARS 0.84 per share) and payable in shares of IRSA CP. Our shareholders decided to consider IRSA CP’s quoted price per share as of October 23, 2020, which amounted to ARS 320 per share. Pursuant to that shareholders’ decision, we distributed 1,512,500 common shares of IRSA CP. We reflected this transaction on our financial statements as a change in equity, which generated a reduction of the equity attributable to the controlling shareholders totaling ARS 2,570 million restated as of the date of these consolidated financial statements.

During the fiscal year ended June 30, 2022 there was no distribution of dividends.

On October 28, 2022 and April 27, 2023, our shareholders held an Ordinary and Extraordinary Meeting and approved the pay of dividends to ARS 4,340 million and ARS 21,900 million, respectively. See Note 34 to these consolidated financial statements.

The amounts are expressed in currency defined as approved by the Ordinary and Extraordinary Shareholders' Meeting.